Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Reserves and allowances	$ 25,127	$ 38,441
Inventory allowances	0	3,730
Deferred Tax Assets, Property, Plant and Equipment	(2,324)	(2,621)
Others	22,194	32,553
Net operating loss carry-forwards	13,687	14,141
Gross deferred tax assets	58,684	86,244
Valuation allowance	(7,326)	(6,605)
Net deferred tax assets	51,358	79,639
Intangible assets	(2,591)	(6,538)
Property, plant and equipment	(10,661)	(11,775)
Reserves and allowances	(4,774)	(4,700)
Net deferred tax liabilities	(18,026)	(23,013)
Net deferred tax assets	$ 33,332	$ 56,626